Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2018	May 31, 2017	May 31, 2016
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Effect of not deductible expenses for tax purposes			4.35%	2.03%	4.57%
Tax effect of exempt entities			(8.10%)	(7.85%)	(14.00%)
Effect of tax holiday			(5.70%)	(5.56%)	(4.05%)
Changes in valuation allowance			0.43%	0.11%	0.25%
Effect of dividend withholding tax			0.66%	1.58%	2.27%
Effective tax rate			16.64%	15.31%	14.04%